Property, Plant and Equipment - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Freehold land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land	₨ 29,582.7	₨ 30,097.9